Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Leatherback Long/Short Alternative Yield ETF
Shareholder Report [Line Items]
Fund Name	Leatherback Long/Short Alternative Yield ETF
Class Name	Leatherback Long/Short Alternative Yield ETF
Trading Symbol	LBAY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leatherback Long/Short Alternative Yield ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leatherbackam.com/etfs. You can also request this information by contacting us at (833) 417-0090 or by writing the Fund at Leatherback Long/Short Alternative Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 417-0090
Additional Information Website	www.leatherbackam.com/etfs
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leatherback Long/Short Alternative Yield ETF	$133	1.27%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 10.01% (NAV) for the fiscal year ended August 31, 2024, vs 14.31% for the Wilshire Liquid Alternative Equity Hedge Index Total Return and 27.14% for the S&P 500 Total Return Index, the Fund's broad-based benchmark. The Fund invests in securities both long and short and maintains a high active share relative to its benchmark leading to material performance differences from its benchmarks. The investment objective of the Fund is to deliver both capital appreciation and income generation. During the reporting period, equity markets rose significantly, and leadership was very narrow as Mega cap information technology names far outperformed the overall market. The Fund performed positively, yet underperformed relatively as it had no long exposure to the mega cap technology leaders.

What Factors Influenced Performance?

During the period, securities in the information technology and communication services far outperformed all other sectors in the market. The lack of long exposure to certain mega-cap stocks, where much of the broader market’s gains were concentrated detracted from performance relative to its benchmark. Additionally, the shorting environment was difficult with many securities appreciating based on momentum characteristics. The Fund's short allocation lost money during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (11/16/2020)
Leatherback Long/Short Alternative Yield ETF - NAV	10.01%	12.66%
Leatherback Long/Short Alternative Yield ETF - Market	9.89%	12.65%
S&P 500® Total Return Index	27.14%	14.15%
Wilshire Liquid Alternative Equity Hedge Total Return Index	14.31%	7.76%

Performance Inception Date	Nov. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.leatherbackam.com/etfs for more recent performance information.
Net Assets	$ 42,478,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 467,351
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$42,478
Number of Holdings	58
Total Advisory Fee Paid	$467,351
Annual Portfolio Turnover	35%

Holdings [Text Block]	Sector Breakdown (% of total investments (excludes securities sold short)) Sector - Securities Sold Short (% of total securities sold short)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Bunge Global SA	5.0
Exxon Mobil Corp.	4.8
Old Republic International Corp.	4.7
Newmont Corp.	4.7
3M Co.	4.5
Fidelity National Information Services, Inc.	4.5
Zimmer Biomet Holdings, Inc.	4.3
Altria Group, Inc.	4.3
Lamb Weston Holdings, Inc.	4.1
AGNC Investment Corp.	4.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.